Significant accounting policies	12 Months Ended
Dec. 31, 2025
Disclosure of voluntary change in accounting policy [abstract]
Significant accounting policies
2. Significant accounting policies
2.1. Basis of preparation
Lifezone’s consolidated financial statements for the year ended December 31, 2025, have been prepared in accordance with International Financial Reporting Standards and International Accounting Standards as issued by the International Accounting Standards Board (IASB) and Interpretations (collectively IFRS Accounting Standards) and are reported in U.S. dollars ("USD" or "$").
The consolidated financial statements were prepared on a historical cost basis unless otherwise stated. The principal accounting policies applied in the preparation of the consolidated financial statements were consistently applied in all years presented. Management anticipates that all relevant pronouncements will be adopted for the first period beginning on or after the effective date of the pronouncement.
Control exists when Lifezone has the power, directly or indirectly, to govern the financial and operating policies of an entity so as to obtain benefits from its activities. The consolidated financial statements include the accounts of Lifezone Metals and its subsidiaries. Intercompany balances, transactions, income and expenses are eliminated on consolidation.
Lifezone group entities and their country of incorporation are listed below:

	Principal activities	Country of incorporation	Principal place of Business	Percentage (%)
				Ownership	Ownership
Name of subsidiary				2025	2024
Lifezone Holdings Limited	Holding company	Isle of Man	United Kingdom	100%	100%
Lifezone Limited	Holding company	Isle of Man	United Kingdom	100%	100%
Lifezone US Holdings Limited	Holding company	United Kingdom	United Kingdom	100%	100%
Lifezone Holdings US, LLC	Holding company	United State of America	United State of America	100%	100%
Lifezone Services US, LLC	Service company	United State of America	United State of America	100%	100%
Lifezone Recycling US, LLC[1]	Recycling	United State of America	United State of America	94.44%	94%
LZ Services Limited	Service company	United Kingdom	United Kingdom	100%	100%
Kabanga Holdings Limited[2]	Holding company	The Cayman Islands	The Cayman Islands	100%	83%
Kabanga Nickel Company Limited[2]	Holding company	Tanzania	Tanzania	100%	83%
Kabanga Nickel Limited[2]	Holding company	United Kingdom	United Kingdom	100%	83%
Kagera Mining Company Limited	Mining	Tanzania	Tanzania	100%	83%
Lifezone Asia-Pacific Pty Ltd	Service company	Australia	Australia	100%	100%
The Simulus Group Pty Limited	Holding company	Australia	Australia	100%	100%
Simulus Pty Limited	Laboratory and engineering	Australia	Australia	100%	100%
Romanex International Limited[2]	Holding company	Canada	Canada	100%	83%
Tembo Nickel Corporation Limited[3]	Mining	Tanzania	Tanzania	84%	70%
Tembo Nickel Mining Company Limited[3]	Mining	Tanzania	Tanzania	84%	70%
Tembo Nickel Refining Company Limited[3]	Refining	Tanzania	Tanzania	84%	70%
1In May 2025, Lifezone funded $2 million into Lifezone Recycling US, LLC resulting in a change in its ownership from 94% to 94.44%. Please refer to Note 1 for more details.

2On July 18, 2025, Lifezone acquired BHP’s 17% equity interest in Kabanga Nickel Limited resulting in a change in its ownership from 83% to 100% in KNL. Please refer to Note 1 for more details.

[3]Lifezone holds 84% interest with the remaining 16% held by the Government of Tanzania.

2.2. Basis of consolidation
The consolidated financial statements comprise the financial statements of Lifezone and its subsidiaries as of December 31, 2025. Control is achieved when Lifezone is exposed, or has rights, to variable returns from its involvement with the investee and has the ability to affect those returns through its power over the investee. Specifically, Lifezone controls an investee if, and only if, Lifezone has:
•power over the investee (i.e. existing rights that give it the current ability to direct the relevant activities of the investee);
•exposure, or rights, to variable returns from its involvement with the investee; or
•the ability to use its power over the investee to affect its returns.
Generally, there is a presumption that a majority of voting rights results in control. To support this presumption and when Lifezone has less than a majority of the voting or similar rights of an investee, Lifezone considers all relevant facts and circumstances in assessing whether it has power over an investee, including:
•the contractual arrangement(s) with the other vote holders of the investee;
•rights arising from other contractual arrangements; and
•Lifezone’s voting rights and potential voting rights.
Lifezone re-assesses whether or not it controls an investee if facts and circumstances indicate that there are changes to one or more of the three elements of control. Consolidation of a subsidiary begins when Lifezone obtains control over the subsidiary and ceases when Lifezone loses control of the subsidiary. Assets, liabilities, income and expenses of a subsidiary acquired or disposed of during the year are included in the consolidated financial statements from the date Lifezone gains control until the date Lifezone ceases to control the subsidiary.
Profit or loss and each component of other comprehensive income or loss are attributed to the equity holders of the parent (Lifezone) and to the NCI, even if this results in the NCI having a deficit balance. When necessary, adjustments are made to the financial statements of subsidiaries to bring their accounting policies in line with Lifezone’s accounting policies. All intra-group assets and liabilities, equity, income, expenses and cash flows relating to transactions between members of Lifezone are eliminated on full consolidation.
Lifezone attributes total comprehensive income or loss of subsidiaries between the owners of the parent and the NCIs based on their respective ownership interests.
2.3. Going concern
The management of Lifezone has assessed the going concern assumptions of Lifezone during the preparation of these consolidated financial statements. Lifezone had a net loss of $14.11 million for the year ended December 31, 2025, (2024: loss of $47.14 million) and accumulated losses of $468.10 million as at December 31, 2025 (2024: $454.47 million).
As at December 31, 2025, Lifezone had consolidated cash and cash equivalents of $20.14 million (2024: $29.28 million). The net cash used in operating activities for the year ended December 31, 2025, was $15.59 million (2024: $15.89 million).
The consolidated financial statements have been prepared on a going concern basis which contemplates the continuity of normal business activities, the realization of assets and the discharge of liabilities in the ordinary course of business. Lifezone has not generated significant revenues from operations and, as is common with many exploration-stage mining companies, Lifezone raises financing for its exploration, study and research and development activities in discrete tranches. As of December 31, 2025, Lifezone has net current liabilities of $31.63 million and based on Lifezone’s current and anticipated liquidity and funding requirements, Lifezone will need additional capital in the near future to fund its corporate expenditure, operations and project developments. In the event Lifezone issues additional equity in the future, shareholders could face significant dilution in their holdings.
Lifezone’s future operating losses and capital requirements may vary materially from those currently planned and will depend on many factors including Lifezone’s growth rate, the execution of various growth projects, and the demand for the Hydromet Technology, and capital costs in relation to the development of the Kabanga Nickel Project, and the demand and prices for the minerals we envision extracting in our Metals Extraction business and as well as for Lifezone’s working capital requirements.
To finance the development of the Kabanga Nickel Project, Lifezone is pursuing a diversified funding strategy potentially including equity offerings, strategic partnerships, mezzanine funding and bridge and project-level debt. Active discussions are ongoing with offtake partners, financial and strategic investors, development finance institutions and commercial lenders.

Additionally, Lifezone may receive the proceeds from any exercise of any Warrants in cash. Each Lifezone warrant represents the right to purchase one ordinary Lifezone share at a price ranging from $4.00 to $11.50 per share in cash. Please refer to Note 24 for further details on the number of warrants outstanding, exercise prices and expiry dates of the warrants. We believe the likelihood that warrant holders will exercise their warrants, and therefore the amount of cash proceeds that we would receive is dependent upon the market price of our Lifezone ordinary shares. On December 31, 2025, the market price of one ordinary share of Lifezone Metals was $4.27.

In the event that Lifezone is unable to secure sufficient funding, it may not be able to fully develop its projects, and this may have a consequential impact on the carrying value of the related exploration and evaluation assets and the investment in its subsidiaries as well as the going concern status of Lifezone. Given the nature of Lifezone’s current activities, it will remain dependent on equity, mezzanine, alternative or debt funding or monetizing the offtake from the Kabanga Nickel Project until such time as Lifezone becomes self-financing from the commercial production of metals and minerals and royalties received from intellectual property rights linked to its Hydromet Technology. To the extent that Lifezone foresees increasing financing risks, jeopardizing the existence of Lifezone, Lifezone can accelerate a reduction of costs and aim for smaller, more targeted capital raises.

Our cash and cash equivalents of $20.14 million as of December 31, 2025 and the $40.0 million of undrawn senior secured bridge loan facility as of December 31, 2025 , will be insufficient to fund our operating and other expenses and expenditure over the next 12 months. In this assessment, we consider the Board of Directors making the Financial Investment Decision for the Kabanga Nickel Project, which will materially increase our investment cash flows and require raising equity and debt through a multi-sourced project financing solution. That means that our future viability is dependent on our ability to raise additional capital to fund corporate working capital expenditure, Kabanga Nickel Project developments, potential new projects and acquisitions and to fund operations.

As the senior secured bridge loan facility is ringfenced for the Kabanga Nickel Project, corporate overheads, the investment in the PGM Recycling Partnership with Glencore, other expenses linked to our IP segment and costs linked to business development activities, will require near-term and alternative funding solutions from the Kabanga Nickel Project. Such solutions, which are required within the next 6 months, might include further equity offerings at the Lifezone Metals level. To maintain liquidity, management could also consider reducing operating costs, pausing capital expenditures, restructuring interest-paying debt, or maximising external revenues from the Simulus hydromet laboratory based in Perth, Australia.

These conditions give rise to a substantial doubt about our ability to continue as a going concern, as there can be no assurance Lifezone will be able to raise the required financing through a combination of equity offerings, debt financings, strategic alliances, off-take agreements and/or licensing arrangements in the future. Notwithstanding this substantial doubt, the directors of Lifezone consider it appropriate to prepare the financial statements on a going concern basis as they believe that Lifezone will be able to raise further funding as set out above. The financial statements do not include the adjustments to the amounts and classification of assets and liabilities that may be necessary if Lifezone was unable to continue as a going concern.

2.4. Business combinations and goodwill
Business combinations are accounted for using the acquisition method. The cost of an acquisition is measured as the aggregate of the consideration transferred, which is measured at the acquisition date fair value, and the amount of any NCI in the acquiree.
Acquisition-related costs are expensed as incurred and included in administrative expenses.
Lifezone determines that it has acquired a business when the acquired set of activities and assets includes an input and a substantive process that together significantly contribute to the ability to create outputs. The acquired process is considered substantive if it is critical to the ability to continue producing outputs, and the inputs acquired include an organized workforce with the necessary skills, knowledge, or experience to perform that process or it significantly contributes to the ability to continue producing outputs and is considered unique or scarce or cannot be replaced without significant cost, effort, or delay in the ability to continue producing outputs.
When Lifezone acquires a business, it assesses the assets and liabilities assumed for appropriate classification and designation in accordance with the contractual terms, economic circumstances and pertinent conditions as at the acquisition date. This includes the separation of embedded derivatives in host contracts by the acquiree.
Mineral reserves, resources and exploration potential that can be reliably measured are recognized separately in the assessment of fair values on acquisition. Other potential reserves, resources and rights, for which fair values cannot be reliably measured, are not recognized separately, but instead are subsumed in goodwill.
Changes in Lifezone’s interest in a subsidiary that do not result in a loss of control are accounted for as equity transactions.
Goodwill is initially measured at cost being the excess of the aggregate of the consideration transferred and the amount recognized for NCI over the fair value of the identifiable net assets acquired and liabilities assumed.
Any deferred consideration to be transferred by the acquirer will be recognized at fair value at the acquisition date. Deferred consideration classified as equity is not remeasured and its subsequent settlement is accounted for within equity. Deferred consideration classified as an asset or liability that is a financial instrument and within the scope of IFRS 9 - Financial Instruments - is measured at fair value, with changes in fair value recognized in the consolidated statement of comprehensive loss in accordance with IFRS 9.
2.5. Functional and presentation currency
These consolidated financial statements are presented in "USD" which is the functional currency of Lifezone Metals, and all values are rounded to the nearest USD, except where otherwise indicated. The functional currency is the currency of the primary economic environment in which the entity operates. Accordingly, Lifezone presents its financial results and financial position in USD, expressed as $ in this document.
Certain subsidiaries of Lifezone Metals have functional currencies different from USD. LZ Services Limited ("LZSL"), a company incorporated in England and Wales has GBP as its functional currency whereas Lifezone Asia-Pacific Pty Ltd ("LZAP") and Simulus are incorporated in Australia and have functional currencies as AUD.
2.5.1. Foreign currency transactions and balances
Transactions in foreign currencies are initially recorded using the rate of exchange ruling at the date of the transaction. Foreign exchange gains and losses resulting from the settlement of such transactions, as well as from the translation at year-end exchange rates of monetary assets and liabilities denominated in foreign currencies, are recognized in the consolidated statement of comprehensive loss.
Assets and liabilities are translated into Lifezone’s reporting currency using the exchange rates in effect at balance sheet dates. Equity accounts are translated at historical rates, except for the change in retained earnings during the year, which is the result of the income statement translation process. Revenue and expense accounts are translated using the average exchange rate during the period. The cumulative translation adjustments associated with the net assets of foreign subsidiaries are recorded in accumulated foreign currency translation reserves in the consolidated statements of changes in equity.
Non-monetary items that are measured in terms of historical cost in a foreign currency are translated using the exchange rates at the dates of the initial transactions.
2.6. Revenue recognition
Revenue is derived from research and laboratory services provided by our Simulus business in Australia. Prior to the acquisition of Simulus revenue included consulting and management services related to Lifezone’s licenses of patents for use in mineral beneficiation operations of joint ventures primarily in Africa and consulting and management services to other companies.
Lifezone has not generated any revenues from its Metals Extraction and refining business as Kabanga Nickel Project continues to be classified as an exploration and evaluation asset.
Transaction prices are stated within the agreement or are verbally agreed to with no variable elements and are allocated to one performance obligation. Accordingly, revenues from the sale of consulting and management services are recognized at the transaction price during the period the services were provided.
When Lifezone fulfills its performance obligation prior to receiving payment, the company records either a contract asset or a receivable in its consolidated statement of financial position. The classification depends on whether any conditions other than the passage of time must be met before payment becomes due.
2.7. Cost of sales
Cost of sales includes costs directly related to the provision of services.
2.8. Impairment of non-financial assets
Lifezone assesses at each reporting date whether there is an indication that an asset or Cash Generating Unit ("CGU") may be impaired. If any indication exists, or when annual impairment testing for an asset is required, Lifezone estimates the assets or the CGU’s recoverable amount. An asset’s recoverable amount is the higher of an asset's or CGU’s fair value less costs of disposals and its value in use.
When the carrying amount of an asset (or a CGU) exceeds its recoverable amount, the asset is considered impaired and is written down to its recoverable amount. For assets where an impairment loss subsequently reverses, the carrying amount of the asset is increased to the revised estimate of its recoverable amount, but so that the increased carrying amount does not exceed the carrying amount that would have been determined had no impairment loss been recognized for the asset in prior years. A reversal of an impairment loss is recognized immediately in the consolidated statement of comprehensive loss.
An intangible asset with an indefinite useful life is not amortized but is tested annually for impairment.
Goodwill is tested for impairment at least annually and when circumstances indicate that the carrying value may be impaired. Impairment is determined for goodwill by assessing the recoverable amount of each CGU (or group of CGUs) to which the goodwill relates. Where the recoverable amount of the CGU is less than its carrying amount including goodwill, an impairment loss is recognized. Impairment losses relating to goodwill cannot be reversed in future periods.
2.9. Interest expense and income
Interest income and expense is recognized using the effective interest rate method. Interest income is derived primarily from interest on deposits and cash at bank while interest expense is incurred primarily on debt instruments, deferred considerations and finance leases.
2.10. Taxation
Tax expense is recognized in the consolidated statement of comprehensive loss and comprises the sum of current and deferred tax not recognized in other comprehensive income or directly in equity.
Deferred tax is recognized in respect of temporary differences between the carrying amounts of assets and liabilities for financial reporting purposes and the amounts used for taxation purposes. Deferred tax is not recognized for:
•temporary differences on the initial recognition of assets and liabilities in a transaction that is not a business combination and that affects neither accounting nor taxable profit; and
•temporary differences to the extent that it is probable that they will not reverse in the foreseeable future.
Deferred tax is measured at the tax rates at which the temporary differences are expected to reverse, using tax rates enacted or substantively enacted at the reporting date. Deferred tax assets and liabilities are offset where the entity has a legally enforceable right to set off current tax assets against current tax liabilities and the deferred tax assets and liabilities relate to the same taxation authority. Deferred tax assets are recognized to the extent that it is probable that there will be taxable profits in the foreseeable future against which they can be utilized.
2.11. Exploration and evaluation expenditure
Lifezone’s activities involve the search for mineral resources, the determination of the technical feasibility and the assessment of the commercial viability of an identified mineral resource, and report exploration and evaluation expenditure by applying an accounting policy consistently developed using the IFRS framework, including definitions and concepts outlined in IFRS 6 - Exploration for and Evaluation of Mineral Resources.
Lifezone applies the area of interest method when accounting for exploration and evaluation costs. All direct costs related to the acquisition of exploration rights are capitalized as an intangible asset on a property-by-property basis and mineral licenses adjacent to each other will be combined into a project if managed together. Once the legal right to explore has been acquired, costs are charged to the consolidated statement of comprehensive loss as incurred, unless Lifezone concludes that future economic benefits are more likely than not to be realized. Capitalized exploration and evaluation expenditure includes a wide range of exploration, evaluation and study related costs, including related overhead costs in Tanzania and financing costs. All other costs which do not meet Lifezone's capitalization policy are expensed during this phase and are included in “General and administrative expenses’ in the consolidated statement of comprehensive loss.
Exploration and evaluation assets consist of certain mining data acquired in conjunction with the acquisition of the legacy Kabanga Nickel Project from Barrick Gold Corporation ("Barrick") and Glencore in 2021. Following the completion of the Feasibility Study of the Kabanga Nickel Project Lifezone is working towards a FID on the project.
Exploration and evaluation assets are assessed for impairment when facts and circumstances suggest that their carrying amount may not be recoverable. Where the carrying value of an asset exceeds its recoverable amount, which is the higher of value in use and fair value less costs to sell, the asset is written down. An impairment loss is recognized in the consolidated statement of comprehensive loss.
An exploration and evaluation asset shall no longer be classified as such when the technical feasibility and commercial viability of extracting a mineral resource are demonstrable. Lifezone considers this threshold achieved once a FID is made. Exploration and evaluation assets shall be assessed for impairment indicators, and any impairment loss recognized, before reclassification.
As of December 31, 2025, Lifezone had defined the Kabanga Nickel Project as its only exploration and evaluation asset, comprising a SML and several prospecting licenses in close proximity, all being explored for the same minerals, managed by the same personnel and owned by TNCL. Study work undertaken for the potential downstream processing at Kahama, was considered an integral part of the project, as it forms part of the Feasibility Study.
An impairment review is undertaken when indicators of impairment arise, but typically when one of the following circumstances applies:
•Rights to explore in an area have expired or will expire in the near future without renewal;
•No further exploration or evaluation is planned or budgeted;
•A decision is made to discontinue exploration and evaluation in an area because of the absence of commercial reserves, and;
•Sufficient data exists to indicate that the book value will not be fully recovered from future development and production (or a sale of the project).
At each reporting date, Lifezone reviews the carrying amounts of its mining interests to determine if any indicators of impairment exist. If any such indicators exist, the recoverable amount of the asset is estimated in order to determine the extent of any impairment loss, if any. On the basis of the above assessment, management is not aware of any facts or circumstances that would suggest the carrying amount of the exploration and evaluation asset may exceed its recoverable amount.
2.12. Other intangible assets with finite lives
Lifezone’s other intangible assets consist of computer software and patents. Other intangible assets are initially recognized at acquisition cost or acquired as part of a business combination and carried at historical cost less accumulated amortization and impairment losses, if any. Subsequent acquisitions are included in the asset’s carrying amount or recognized as a separate asset as appropriate only when it is probable that future economic benefits associated with the item will flow to Lifezone and the cost of the item can be measured reliably.
Other intangible assets are amortized on a straight-line basis over their estimated useful lives, which are as follows:

Computer software	3 years
Patents	12 years
Other Intangible assets with finite lives are assessed for impairment whenever there is an indication that the intangible asset may be impaired.
2.13. Property and equipment
Property and equipment are initially recognized at acquisition cost and carried at historical cost less accumulated depreciation and impairment losses, if any. Subsequent acquisitions are included in the asset’s carrying amount or recognized as a separate asset as appropriate only when it is certain the item can be measured reliably. Depreciation is calculated using the straight-line method to allocate the property and equipment’s value over the lower of their legal or estimated useful lives. Property and equipment with indefinite lives are not depreciated and are assessed for impairment on an annual basis. All repair and maintenance costs are recognized in consolidated statement of comprehensive loss as incurred.
Depreciation is calculated on a straight-line basis over the estimated economic lives of the following assets:

Office and computer equipment	5 years
Laboratory and testing equipment	2-5 years
Buildings	40 years
Transportation equipment	5 years
An item of property and equipment and any significant part initially recognized is de-recognized upon disposal or when no future economic benefits are expected from its use or disposal. Any gain or loss arising from de-recognition of the asset is recognized in the consolidated statement of comprehensive loss.
The assets’ residual values, useful lives and methods of depreciation are reviewed at each financial year-end and adjusted prospectively, if appropriate.
2.14. Right-of-use assets and Lease Liabilities
Lifezone has lease contracts used in its operations with an original lease term of 3 - 5 years. Lifezone’s obligations under its leases are secured by the lessor’s title to the leased assets.
Lifezone recognizes right-of-use assets at the commencement date of the lease (i.e., the date when the underlying asset is available for use). Right-of-use assets are measured at cost, less any accumulated depreciation and impairment losses and adjusted for any remeasurement of lease liabilities. The cost of right-of-use assets includes the amount of lease liabilities recognized, initial direct costs incurred, and lease payments made at or before the commencement date less any lease incentives received. Right-of-use assets are depreciated on a straight-line basis over the shorter of the lease term and the estimated useful lives of the assets. Right-of-use assets are also tested for impairment when there are any indicators of impairment.
Liabilities arising from a lease are initially measured at the present value of the future lease payments discounted using the interest rate implicit in the lease or the incremental borrowing rate in case the interest rate implicit in the lease is not readily determinable.
The main components of the lease payments included in the measurement of the lease liability comprise the following:
•fixed lease payments;
•variable lease payments that are linked to an index (consumer price index); and
•lease payments in an optional renewal period if Lifezone is reasonably certain to exercise an extension option.
Lease payments contain two elements, principal and interest. Interest expense is presented as part of interest costs in the consolidated statements of comprehensive loss and measured using the effective interest method. Principal and interest portions of lease payments were presented within financing activities in the consolidated statement of cash flows. The carrying amount of lease liabilities is remeasured if there is a change in the future lease payments due to a change in index or rate.
If ownership of the leased asset transfers to Lifezone at the end of the lease term or the cost reflects the exercise of a purchase option, depreciation is calculated using the estimated useful life of the asset and the asset is depreciated on a straight-line basis.
2.15. Inventories
Inventories are stated at the lower of cost (calculated on a weighted average basis) and net realizable value. Net realizable value refers to the net amount that an entity expects to realize from the sale of inventory in the ordinary course of business. Cost comprises direct purchase costs.
2.16. Cash and cash equivalents
Cash and cash equivalents comprise cash on hand and demand deposits, together with other short-term, highly liquid investments that are readily convertible to known amounts of cash, and which are subject to an insignificant risk of changes in value. Lifezone has not experienced any losses on such amounts. Bank balances for which use by the group is subject to third party contractual restrictions are included as part of cash unless the restrictions result in a bank balance no longer meeting the definition of cash. Contractual restrictions affecting use of bank balances are disclosed in note 10.
2.17. Share-based payments
Lifezone operates share-based payment arrangements under which employees, consultants and directors receive equity instruments of Lifezone Metals, including Restricted Stock Units ("RSUs") and Stock Options. These awards are accounted for in accordance with IFRS 2 – Share-based Payment.
Equity-settled share-based payments
Equity-settled share-based payments are measured at the fair value of the equity instruments granted at the grant date. The fair value is determined using an appropriate valuation model, such as the Black-Scholes option pricing model for stock options or the market price of the Company’s shares on the grant date for RSUs, adjusted for any applicable market-based vesting conditions.
The fair value is determined at the grant date and is expensed on a straight-line basis over the vesting period, based on Lifezone's estimate of the number of equity instruments that will ultimately vest. At each reporting date, Lifezone revises its estimates of the number of awards expected to vest and recognizes the impact of any revision in the consolidated statement of comprehensive loss, with a corresponding adjustment to equity. The fair value determined at the grant date is fully expensed on grant where the vesting is not subject to any service conditions.
Share options with graded vesting schedules are accounted for as separate grants with different vesting periods and fair values.
Vesting conditions
Vesting of RSUs and stock options is generally subject to the satisfaction of service conditions and, in certain cases, performance conditions. Service conditions require continued employment over a specified period. Performance conditions are based on the achievement of specified performance targets on Lifezone's own operations (non-market conditions) or on the price of Lifezone's ordinary shares (market-based condition). Market-based conditions are reflected in the fair value at grant date and are not subsequently adjusted for differences between expected and actual outcomes. Non-market conditions are taken into account in estimating the number of awards expected to vest.
Settlement and exercise
Upon vesting:
•RSUs are settled by the issue of ordinary shares of Lifezone.
•Stock Options may be exercised by employees within the contractual exercise period at the pre-determined exercise price.
No cash is received by Lifezone in respect of RSU settlements. Proceeds received from the exercise of stock options, net of any directly attributable transaction costs, are credited to share capital and share premium.
Replacement of awards
Where an award is designated as a replacement award, any incremental fair value must be recognized over the vesting period of the replacement award. The incremental fair value is the difference between the fair value of the original award and that of the modified award, both measured at the date of modification.
2.18. Warrants
Warrants are classified as either a liability or equity on inception, depending on the terms of the agreement. Warrants are only classified as equity when they are settled by the entity delivering a fixed number of its own equity instruments and receiving a fixed amount of cash or another financial asset. Lifezone assesses the appropriate classification of Warrants at the time of inception.
The fair value of warrants is independently valued using a Black-Scholes option pricing model.
Warrants that are classified as liabilities are subsequently measured at fair value with changes in fair value reported in the consolidated statement of comprehensive loss.
2.19. Earnouts
Earnouts represent payment arrangements whereby the additional purchase consideration on acquisition is contingent on the future financial performance of Lifezone. Earnouts are classified as either a liability or equity on inception, depending on the terms of the agreement.
Lifezone determined that both Lifezone Holdings and Sponsor shareholder earnout should be classified as equity after assessment under IFRS 2 - Share-based Payment. Refer to Note 25 for details.
The fair value of earnouts is independently valued based on a Monte Carlo simulation model.
2.20. Provisions
Provisions are recognized when Lifezone has a present obligation as a result of a past event, and it is probable that Lifezone will be required to settle the obligation. Provisions are measured at the best estimate of the expenditure required to settle the obligation at the balance sheet date and are discounted to present value where the effect is material.
Asset retirement obligation
Asset retirement obligations will be incurred by Lifezone either while operating, or at the end of the operating life of, Lifezone’s facilities and mine properties. Lifezone assesses its asset retirement obligation at each reporting date. Lifezone recognizes an asset retirement obligation where it has a legal and constructive obligation as a result of past events, and it is probable that an outflow of resources will be required to settle the obligation, and a reliable estimate of the amount of obligation can be made.
Over time, the discounted liability is increased for the change in present value based on the discount rates that reflect current market assessments and the risks specific to the liability. The periodic unwinding of the discount is recognized in the consolidated statement of comprehensive loss as part of interest expense. As at December 31, 2025, no provision for asset retirement obligation was required given all disturbances to natural environment are made good by Lifezone on an ongoing basis.
2.21. Financial instruments
Recognition
Financial assets and financial liabilities are recognized when Lifezone becomes a party to the contractual provisions of the financial instrument.
Classification and initial measurement of financial assets
Except for those receivables that do not contain a significant financing component and are measured at the transaction price in accordance with IFRS 15 - Revenue from Contracts with Customers, all financial assets are initially measured at fair value adjusted for transaction costs, if any.
After initial recognition, these are measured at amortized cost using the effective interest method and are subject to impairment. Discounting is omitted where the effect of discounting is immaterial. Lifezone’s cash and cash equivalents, related party receivables and trade and other receivables fall into this category of financial instruments measured at amortized cost.
Derecognition
A financial asset (or, where applicable, a part of a financial asset or part of a group of similar financial assets) is primarily derecognized (i.e., removed from Lifezone’s consolidated statement of financial position) when:
•The rights to receive cash flows from the asset have expired, or
•Lifezone has transferred its rights to receive cash flows from the asset or has assumed an obligation to pay the received cash flows in full without material delay to a third party under a pass-through arrangement; and either (a) Lifezone has transferred substantially all the risks and rewards of the asset, or (b) Lifezone has neither transferred nor retained substantially all the risks and rewards of the asset, but has transferred control of the asset.
Impairment of financial assets
Lifezone measures the impairment of financial assets in an amount equal to the expected credit loss. In determining whether the credit risk of a financial asset has increased significantly since the initial recognition and in estimating the expected credit losses, Lifezone considers reasonable and supportable information that is relevant and available without undue cost or effort. This includes quantitative and qualitative information and analysis, based on the historical experience, credit assessment and considering forward-looking information.
Interest income
For all financial instruments measured at amortized cost, interest income is recognized using the effective interest rate method. The effective interest rate is the rate that exactly discounts the estimated future cash receipts over the expected life of the financial instrument or a shorter period, where appropriate, to the net carrying amount of the financial asset. Interest income is recognized in the consolidated statement of comprehensive loss.
Classification and initial measurement of financial liabilities
All financial liabilities are recognized initially at fair value. Lifezone’s financial liabilities include convertible debenture debt, senior secured bridge loan facility, trade and other payables and deferred consideration.
Financial liabilities are measured subsequently at amortized cost using the effective interest method unless such liabilities are classified as Financial Liabilities at Fair Value Through Profit and Loss ("FVTPL") with gains or losses recognized in consolidated statement of comprehensive loss. The embedded derivative in our convertible debentures are classified as FVTPL with gains or losses recognized in consolidated statement of comprehensive loss.
All interest-related charges and, if applicable, changes in an instrument’s fair value (example embedded derivatives) are reported in consolidated statement of comprehensive loss unless such charges are eligible for capitalization.
Payables
This category pertains to financial liabilities that are not held for trading or not designated as at FVTPL upon the inception of the liability. These include liabilities arising from operations (e.g., accounts payable and accrued liabilities). Payables are recognized initially at fair value and are subsequently carried at amortized cost. Amortized cost is calculated by taking into account any discount or premium on acquisition and fees or costs that are an integral part of the effective interest rate. This accounting policy applies to Lifezone’s trade and other payables.
Derecognition
Financial liabilities are derecognized when the associated obligation is discharged or cancelled or expires. When an existing financial liability is replaced by another from the same lender on substantially different terms, or the terms of an existing liability are substantially modified, such an exchange or modification is treated as the derecognition of the original liability and the recognition of a new liability. The difference in the respective carrying amounts is recognized in consolidated statement of comprehensive loss
Deferred transaction costs
Fees paid to enter into the senior secured bridge loan facility are recognized as transaction costs. These costs include fees such as arrangement fees, advisory, legal, and technical due diligence fees. Additionally, the fair value of warrants issued to the lenders as consideration for entering into the facility are included in these costs. Management determined that the transaction costs are all attributable to the initial drawdown and subsequent drawdowns and as a result, decided to allocate the transaction costs to the facility in proportion to the drawdowns.
Transaction costs solely related to the initial advance are included in full in the debt's initial measurement. Transaction costs related to both the initial drawdown and the subsequent drawdown are allocated on a pro-rata basis. As a result, a percentage of the costs are included in the debt's initial measurement (included in the effective interest rate calculation) and the remainder is deferred as an asset (included in the non-current asset line "Deferred transaction costs" in the consolidated statement of financial position) and will be deducted from the liability pro-rata when subsequent drawdowns occur. Deferred financing costs are amortized from the date of the drawdowns to the date of the expiry of the facility on a straight-line basis.
2.22. Fair value measurement
This section describes the valuation methodologies Lifezone uses to measure financial and non-financial instruments accounted for at fair value including certain liabilities like embedded derivatives and deferred consideration.
Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fair value measurement is based on the presumption that the transaction to sell the asset or transfer the liability takes place either:
•In the principal market for the asset or liability or
•In the absence of a principal market, in the most advantageous market for the asset or liability. The principal or the most advantageous market must be accessible to Lifezone.
The fair value is measured using the assumptions that market participants would use when pricing the asset or liability, assuming that market participants act in their economic best interest.
A fair value measurement of a non-financial asset takes into account a market participant’s ability to generate economic benefits by using the asset in its highest and best use or by selling it to another market participant that would use the asset in its highest and best use.
Lifezone uses valuation techniques that are appropriate in the circumstances and for which sufficient data are available to measure fair value, maximizing the use of relevant observable inputs and minimizing the use of unobservable inputs.
Financial Instruments for which fair value is measured or disclosed in the financial statements are categorized within the fair value hierarchy, described as follows, based on the lowest level input that is significant to the fair value measurement as a whole:
•Level 1 — Quoted (unadjusted) market prices in active markets for identical assets or liabilities
•Level 2 — Valuation techniques for which the lowest level input that is significant to the fair value measurement is directly or indirectly observable
•Level 3 — Valuation techniques for which the lowest level input that is significant to the fair value measurement is unobservable
External valuers are engaged by Lifezone for valuation of share options, earnout, warrants, restricted stock units and embedded derivatives. Involvement of external valuers is determined by management based on market knowledge, reputation, independence and whether professional standards are maintained. Fair values of share options, earnout, warrants, restricted stock units, deferred consideration and embedded derivatives are categorized as Level 3 fair values under IFRS.
2.23. Investments in joint ventures
Under the equity method, investment in joint ventures is carried in the consolidated statement of financial position at cost and adjusted thereafter for the post-acquisition change in Lifezone’s share of the profit and loss and other comprehensive income of the joint ventures. After the interest in the joint ventures is reduced to zero, additional losses are provided for, and a liability is recognized, only to the extent that Lifezone has incurred legal or constructive obligations or made payments on behalf of the joint ventures.
The financial statements of the joint venture are prepared for the same reporting period as Lifezone. When necessary, adjustments are made to bring the accounting policies in line with those of Lifezone.
Lifezone determines at each reporting date whether there is any objective evidence that the investment in joint ventures is impaired.
2.24. Deferred consideration
Recognition and Measurement
Deferred consideration arises from business combinations or asset acquisitions where part of the purchase price is payable at a future date. Where the deferred consideration is classified as a financial liability, it is initially measured at its fair value in accordance with IFRS 3 and IFRS 9. The fair value is determined by discounting the expected future payments to present value using an appropriate discount rate that reflects the time value of money and the risks specific to the liability.
If the deferred consideration is classified as equity (e.g., when settled by a fixed number of Lifezone’s own equity instruments for a fixed amount), it is measured at fair value at the acquisition date and is not subsequently remeasured.
Deferred consideration classified as a financial liability is subsequently measured at amortized cost using the effective interest method, unless it contains a derivative component (e.g., contingent on future events or indexed to share price), in which case it is measured at fair value through profit or loss ("FVTPL") with changes in fair value recognized in the consolidated statement of comprehensive loss.
2.25. Borrowing costs
Borrowing costs directly attributable to the development of the Kabanga Nickel Project are added to the cost of the project until such time as the project is substantially ready for its intended use or sale. Where funds are borrowed specifically, costs eligible for capitalization are the actual costs incurred less any income earned on the temporary investment of such borrowings. Investment income earned on the temporary investment of specific borrowings pending their expenditure on qualifying assets is deducted from the borrowing costs eligible for capitalization. All other borrowing costs are recognized in consolidated statement of comprehensive loss in the period in which they are incurred.
2.26. Adoption of new and revised standards
Lifezone has not early adopted any standard, interpretation or amendment that has been issued but is not yet effective.
The following amendment applies for the first time in 2025, but does not have an impact on the consolidated financial statements of Lifezone:
•Lack of Exchangeability (Amendments to IAS 21) - The amendment provides guidance for entities to apply a consistent approach to the assessment of whether a currency is exchangeable at the measurement date and for a specific purpose, and if not, the determination of the exchange rate to be used for measurement purposes and the disclosures to be provided in their financial statements. A currency is exchangeable when there is the possibility of exchanging it for another currency, with normal administrative delays, and the transaction occurs through markets or exchange mechanisms that create enforceable rights and obligations. The amendment is effective for annual reporting periods beginning on or after January 1, 2025.
Management anticipates that all relevant pronouncements will be adopted for the first period beginning on or after the effective date of the pronouncement. The standards and interpretations that are issued, but are not yet effective, up to the date of issuance of Lifezone’s financial statements that Lifezone reasonably expects may have an impact on its disclosures, financial position or performance when applied at a future date, are disclosed below.
•Amendments to the Classification and Measurement and Impairment of Financial Instruments (Amendments to IFRS 9 and IFRS 7) - applies from January 1, 2026
•IFRS 18 Presentation and Disclosure in Financial Statements - applies from January 1, 2027
•IFRS 19 Subsidiaries without Public Accountability: Disclosures - applies from January 1, 2027
Lifezone is currently assessing the effect of these new accounting standards and amendments.